UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2021 to October 18, 2021

Commission File Number of issuing entity:  333-207340-09

Central Index Key Number of issuing entity:  0001727836

UBS Commercial Mortgage Trust 2018-C8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4059911
38-4059912
38-7196239
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant’s Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 27, 2021 (SEC Accession No. 0001056404-21-013027) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D to reflect loan-level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. The Monthly Distribution Report filed with the Original 10-D is replaced and superseded in its entirety with the corrected Monthly Distribution Report attached to this Form 10-D/A as Exhibit 99.1. In addition, the ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 27, 2021 under Commission File No. 333- 207340-09 (the "Original Form ABS-EE")) was also revised to reflect the information contained in the corrected CREFC Loan Periodic Update File. The corrected information does not change the amount distributed to any Class of Certificates.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2021 a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2018-C8.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the UBS Commercial Mortgage Trust 2018-C8 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 18, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	3.05%	0	N/A

During the distribution period from September 18, 2021 to October 18, 2021 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by UBS Commercial Mortgage Trust 2018-C8 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of the Depositor is 0001532799.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of UBS AG is 0001685185.

Ladder Capital Finance LLC ("LCF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 3, 2021. The CIK number of LCF is 0001541468.

Société Générale, New York Branch ("Société"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2021. The CIK number of Société is 0001238163.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2021. The CIK number of CCREL is 0001558761.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2021. The CIK number of LMF is 0001592182.

CIBC Inc., (“CIBC”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2021. The CIK number of CIBC is 0001548567.

Barclays Bank PLC  ("Barclays"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 12, 2021. The CIK number of Barclays is 0000312070.

Item 1A. Asset-Level Information.

Amended ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on December 30, 2021 under Commission File No. 333-207340-09 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the Original Form ABS-EE and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2018-C8, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2021	$402,892.27
Current Distribution Date	10/18/2021	$512,467.13

REO Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2018-C8, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2021	$5,937.84
Current Distribution Date	10/18/2021	$5,743.47

Interest Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2018-C8, relating to the October 18, 2021 distribution.

(102) Amended ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on December 30, 2021 under Commission File No. 333-207340-09  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the Original Form ABS-EE and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Date: December 29, 2021

/s/ Andrew Lisa
Andrew Lisa, Associate Director

Date: December 29, 2021